Revenue	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue Abstract
Revenue

4. Revenue

Revenue classified by type of good or service is as follows :

	2023	2022
	US$	US$
Revenue from:
- Sales of circular products	2,305,646	2,746,097
- Waste disposal services	3,858,527	2,245,937
	6,164,173	4,992,034

The revenue from sales of goods and other service income is recognized based on a point in time.